UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership I, L.P.
Address: 96 Cummings Point Road

         Stamford, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Senior Managing Director of Dolphin Holdings Corp.
Phone:     203-358-8000

Signature, Place, and Date of Signing:





     Donald T. Netter     Stamford, CT     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $81,407 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11255                      Dolphin Holdings Corp.
2    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYSTEMS INC              COM              00845V308       92     4800          DEFINED 2                4800
ANGELICA CORP                  COM              034663104     3630   140700          DEFINED 2              140700
ARAMARK CORP                   CL B             038521100     7168   214292          DEFINED 2              214292
AZTAR CORPORATION              COM              054802103    10377   190680          DEFINED 2              190680
BAIRNCO CORP                   COM              057097107     1410   110600          DEFINED 2              110600
BIOMET INC                     COM              090613100     1981    48000          DEFINED 2               48000
BRISTOL-MYERS SQUIBB CO        COM              110122108      658    25000          DEFINED 2               25000
CHAMPPS ENTERTAINMENT INC      COM              158787101      834   120000          DEFINED 2              120000
CONSTELLATION ENERGY GRP INC   COM              210371100    12968   188300          DEFINED 2              188300
CORNELL COS INC                COM              219141108     3045   166128          DEFINED 2              166128
DHB INDUSTRIES INC             COM              23321E103     1281   434168          DEFINED 2              434168
FPL GROUP INC                  COM              302571104      811    14900          DEFINED 2               14900
GENCORP INC                    COM              368682100      358    25500          DEFINED 2               25500
HOUSTON EXPLORATION CO         COM              442120101     2434    47000          DEFINED 2               47000
I-MANY INCORPORATED            COM              44973Q103     1099   666223          DEFINED 2              666223
INFOUSA INC                    COM              456818301    12739  1069628          DEFINED 2             1069628
JOHNSON OUTDOORS INC           CL A             479167108     3546   191000          DEFINED 2              191000
KATY INDS INC                  COM              486026107      420   156800          DEFINED 2              156800
MTR GAMING GROUP INC           COM              553769100      998    81700          DEFINED 2               81700
PHELPS DODGE CORP              COM              717265102     7806    65200          DEFINED 2               65200
PILGRIMS PRIDE CORP            COM              721467108     1186    56400          DEFINED 2               56400
PMA CAPITAL CORP               CL A             693419202     1058   114699          DEFINED 2              114699
SL GREEN REALTY CORP           COM              78440X101     2064    15548          DEFINED 2               15548
SUN TIMES MEDIA GROUP INC      CL A             86688Q100     1449   295100          DEFINED 2              295100
TRIBUNE CO                     COM              896047107     1847    60020          DEFINED 2               60020
WHX CORP                       COM              929248508      148    17563          DEFINED 2               17563